VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.7%
		Basic Materials: 0.4%
1,250,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	$1,248,807	0.4

		Communications: 0.6%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,002,082	0.3
73,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	69,777	0.0
925,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	924,030	0.3
58,000	(1)	Verizon Communications, Inc., 2.355%, 03/15/2032	57,393	0.0
30,000		Verizon Communications, Inc., 2.650%, 11/20/2040	28,226	0.0
			2,081,508	0.6

		Consumer, Cyclical: 1.1%
750,000		American Honda Finance Corp., 0.650%, 09/08/2023	753,013	0.3
1,500,000		American Honda Finance Corp., 2.900%, 02/16/2024	1,579,838	0.5
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	82,628	0.0
1,000,000		Toyota Motor Corp., 0.681%, 03/25/2024	1,001,469	0.3
			3,416,948	1.1

		Consumer, Non-cyclical: 1.4%
1,510,000	(1)	Cargill, Inc., 0.400%, 02/02/2024	1,506,909	0.5
1,292,000		GlaxoSmithKline Capital PLC, 3.000%, 06/01/2024	1,370,303	0.4
795,000		Philip Morris International, Inc., 2.625%, 03/06/2023	820,152	0.3
69,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	74,469	0.0
250,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	275,150	0.1
290,000		Unilever Capital Corp., 0.626%, 08/12/2024	290,496	0.1
			4,337,479	1.4

		Energy: 0.4%
135,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	153,273	0.1
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,023,536	0.3
			1,176,809	0.4

		Financial: 19.1%
1,000,000	(1)	AIG Global Funding, 0.450%, 12/08/2023	1,000,064	0.3
2,000,000		American Express Co., 3.700%, 08/03/2023	2,115,699	0.7
30,000		Aon Corp., 2.800%, 05/15/2030	31,366	0.0
2,000,000	(2)	Banco Santander SA, 0.701%, 06/30/2024	2,004,222	0.6
1,165,000	(2)	Bank of America Corp., 0.523%, 06/14/2024	1,164,830	0.4
2,500,000	(2)	Bank of America Corp., 0.810%, 10/24/2024	2,509,152	0.8
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	24,123	0.0
1,000,000	(2)	Bank of America Corp., 3.004%, 12/20/2023	1,030,801	0.3
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,557,063	0.5
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	216,640	0.1
55,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	60,482	0.0
700,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	741,011	0.2
740,000	(1)	Banque Federative du Credit Mutuel SA, 0.650%, 02/27/2024	739,108	0.2
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	775,705	0.2
1,135,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	1,140,646	0.4
3,000,000	(2)	Citigroup, Inc., 0.776%, 10/30/2024	3,012,073	0.9
68,000	(2)	Citigroup, Inc., 2.561%, 05/01/2032	68,718	0.0
125,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	128,082	0.0
3,000,000		Credit Suisse AG/New York NY, 1.000%, 05/05/2023	3,028,464	1.0
161,000		Crown Castle International Corp., 1.350%, 07/15/2025	161,847	0.1
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	128,871	0.0
1,020,000	(1),(2)	Danske Bank A/S, 0.976%, 09/10/2025	1,018,600	0.3
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	200,995	0.1
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	202,037	0.1
2,000,000	(2)	Goldman Sachs Group, Inc./The, 0.627%, 11/17/2023	2,001,176	0.6
2,500,000	(2)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	2,503,533	0.8
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,001,747	0.3

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	$1,019,400	0.3
1,835,000	(2)	HSBC Holdings PLC, 0.732%, 08/17/2024	1,836,772	0.6
40,000	(2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	38,616	0.0
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,634,182	1.1
1,000,000	(2)	JPMorgan Chase & Co., 3.559%, 04/23/2024	1,047,173	0.3
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	263,635	0.1
700,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	749,890	0.2
25,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	29,186	0.0
1,835,000	(2)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	1,840,212	0.6
890,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	888,069	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,025,655	0.6
529,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	563,334	0.2
1,500,000	(2)	Mizuho Financial Group, Inc., 1.241%, 07/10/2024	1,517,938	0.5
200,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	212,502	0.1
690,000	(2)	Morgan Stanley, 0.790%, 05/30/2025	688,116	0.2
24,000	(2)	Morgan Stanley, 1.593%, 05/04/2027	24,085	0.0
3,000,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	3,144,390	1.0
2,000	(2)	Morgan Stanley, 3.217%, 04/22/2042	2,094	0.0
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	79,723	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	184,065	0.1
925,000		National Bank of Canada, 0.750%, 08/06/2024	922,870	0.3
200,000	(1)	Nationwide Building Society, 0.550%, 01/22/2024	199,352	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,022,051	0.3
635,000	(1)	NatWest Markets PLC, 0.800%, 08/12/2024	633,836	0.2
670,000	(1)	Principal Life Global Funding II, 0.750%, 04/12/2024	671,163	0.2
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	805,879	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 3.936%, 10/16/2023	1,069,657	0.3
1,600,000	(1)	Svenska Handelsbanken AB, 0.550%, 06/11/2024	1,596,640	0.5
1,400,000	(1)	Swedbank AB, 0.600%, 09/25/2023	1,403,234	0.4
260,000	(1)	UBS AG/London, 0.700%, 08/09/2024	259,756	0.1
200,000	(1)	UBS AG/London, 0.375%, 06/01/2023	199,812	0.1
2,000,000	(1)	UBS AG/London, 0.450%, 02/09/2024	1,991,277	0.6
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	111,528	0.0
351,000		Wells Fargo & Co., 3.500%, 03/08/2022	355,974	0.1
1,500,000		Wells Fargo & Co., 3.750%, 01/24/2024	1,603,920	0.5
			61,203,041	19.1

		Industrial: 0.5%
415,000		Rockwell Automation, Inc., 0.350%, 08/15/2023	415,309	0.1
1,300,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	1,303,429	0.4
			1,718,738	0.5

		Technology: 1.3%
157,000	(1)	Broadcom, Inc., 3.469%, 04/15/2034	161,816	0.1
10,000		Broadcom, Inc., 4.150%, 11/15/2030	11,086	0.0
1,390,000		NVIDIA Corp., 0.584%, 06/14/2024	1,392,126	0.4
500,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.150%, 05/01/2027	533,670	0.2
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,010,106	0.3
55,000		Oracle Corp., 3.600%, 04/01/2050	55,178	0.0
990,000		salesforce.com, Inc., 0.625%, 07/15/2024	992,009	0.3
			4,155,991	1.3

		Utilities: 0.9%
20,000		Baltimore Gas and Electric Co., 2.900%, 06/15/2050	19,793	0.0
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	133,005	0.1
2,650,000		Florida Power & Light Co., 0.300%, (SOFRRATE + 0.250%), 05/10/2023	2,650,394	0.8
			2,803,192	0.9

	Total Corporate Bonds/Notes
	(Cost $81,847,193)		82,142,513	25.7

U.S. TREASURY OBLIGATIONS: 51.6%
		Treasury Inflation Indexed Protected Securities: 51.6%
1,467,763		0.125%,10/15/2025	1,588,793	0.5
197,790		0.125%,04/15/2026	–	–
9,947,813		0.125%,01/15/2030	10,937,286	3.4
8,081,756		0.125%,07/15/2030	8,920,081	2.8
9,192,206		0.125%,01/15/2031	10,097,459	3.2
4,807,745		0.125%,07/15/2031	7,982,212	2.5

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		Treasury Inflation Indexed Protected Securities: (continued)
4,194,360		0.125%,02/15/2051	$4,607,235	1.4
28,816		0.250%,01/15/2025	30,968	0.0
5,053,571		0.250%,07/15/2029	5,626,270	1.8
3,711,271		0.250%,02/15/2050	3,955,940	1.2
11,731		0.375%,07/15/2023	12,361	0.0
1,007,309		0.375%,07/15/2025	1,099,552	0.3
8,000,134		0.375%,01/15/2027	8,243,824	2.6
9,084,566		0.375%,07/15/2027	10,111,357	3.2
9,592,708		0.500%,01/15/2028	10,745,923	3.4
23,301		0.625%,04/15/2023	24,384	0.0
838,734		0.625%,01/15/2026	–	–
3,621,662		0.625%,02/15/2043	4,321,150	1.4
9,336,960		0.750%,07/15/2028	10,697,365	3.3
4,735,742		0.750%,02/15/2042	5,776,138	1.8
5,483,678		0.750%,02/15/2045	6,755,112	2.1
6,051,312		0.875%,01/15/2029	6,996,386	2.2
3,121,422		0.875%,02/15/2047	4,006,913	1.3
2,961,103		1.000%,02/15/2046	3,861,756	1.2
2,701,275		1.000%,02/15/2048	3,590,260	1.1
2,473,595		1.000%,02/15/2049	3,320,274	1.0
4,954,980		1.375%,02/15/2044	6,813,561	2.1
2,924,246		1.750%,01/15/2028	3,520,632	1.1
1,984,693		2.125%,02/15/2040	2,957,351	0.9
2,786,240		2.125%,02/15/2041	4,200,295	1.3
3,840,589		2.375%,01/15/2027	4,674,463	1.5
2,250,661		2.500%,01/15/2029	2,884,517	0.9
1,953,324		3.375%,04/15/2032	2,860,572	0.9
1,034,689		3.625%,04/15/2028	1,384,104	0.4
1,798,506		3.875%,04/15/2029	2,510,229	0.8

	Total U.S. Treasury Obligations
	(Cost $150,700,828)		165,114,723	51.6

U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.8%
		Federal Home Loan Bank: 2.3%
5,255,000		2.875%,09/13/2024	5,618,756	1.8
1,515,000		3.250%,11/16/2028	1,709,672	0.5
			7,328,428	2.3

		Federal Home Loan Mortgage Corporation: 2.9%(3)
6,000,000		0.375%,09/23/2025	5,904,687	1 .8
3,000,000	(4)	1.790%,03/15/2031	2,537,570	0 .8
805,000		2.375%,01/13/2022	810,288	0 .3
			9,252,545	2 .9

		Federal National Mortgage Association: 4.9%(3)
3,000,000		0.750%,10/08/2027	2,921,991	0.9
4,830,000		1.875%,09/24/2026	5,043,991	1.6
7,120,000		2.625%,09/06/2024	7,567,219	2.4
			15,533,201	4.9

		Other U.S. Agency Obligations: 0.7%
2,190,000		2.875%,12/21/2023	2,311,125	0.7

	Total U.S. Government Agency Obligations
	(Cost $32,951,489)		34,425,299	10.8

SOVEREIGN BONDS: 2.4%
340,000		Chile Government International Bond, 2.550%, 07/27/2033	332,211	0.1
200,000		Colombia Government International Bond, 3.250%, 04/22/2032	187,004	0.1
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,810,551	0.9
EUR 250,000		Mexico Government International Bond, 1.450%, 10/25/2033	274,224	0.1
NZD 289,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2040	280,455	0.1
NZD 395,000		New Zealand Government Bond, 1.750%, 05/15/2041	237,277	0.1
NZD 2,762,000		New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	2,357,865	0.7
215,000		Panama Government International Bond, 4.500%, 04/01/2056	234,715	0.1
EUR 280,000		Romanian Government International Bond, 3.624%, 05/26/2030	365,696	0.1
EUR 260,000	(1)	Spain Government Bond, 3.450%, 07/30/2066	463,102	0.1

	Total Sovereign Bonds
	(Cost $7,651,538)		7,543,100	2.4

ASSET-BACKED SECURITIES: 1.7%
		Student Loan Asset-Backed Securities: 1.7%
185,402	(1)	College Avenue Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	185,374	0.0
1,110,039	(1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,107,127	0.3
221,862	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	231,272	0.1
947,424	(1)	Nelnet Student Loan Trust 2021-BA AFL, 0.867%, (US0001M + 0.780%), 04/20/2062	950,045	0.3
1,160,000	(1)	Nelnet Student Loan Trust 2021-CA AFL, 0.829%, (US0001M + 0.740%), 04/20/2062	1,163,036	0.4
775,910		SLM Private Credit Student Loan Trust 2005-A A4, 0.426%, (US0003M + 0.310%), 12/15/2038	765,418	0.2
675,000	(1)	SMB Private Education Loan Trust 2021-D A1A, 1.340%, 03/17/2053	675,783	0.2
497,356	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	513,251	0.2

	Total Asset-Backed Securities
	(Cost $5,559,025)		5,591,306	1.7

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
366,000	BANK 2019-BNK23 A3, 2.920%, 12/15/2052	$390,736	0.1
1,000,000	BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,132,640	0.4
350,000	Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	373,340	0.1
500,000	CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	547,087	0.2
387,982	(1) Extended Stay America Trust 2021-ESH A, 1.164%, (US0001M + 1.080%), 07/15/2038	389,713	0.1
1,000,000	GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,092,989	0.4
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	764,926	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $4,345,352)	4,691,431	1.5

		Value	Percentage of Net Assets
PURCHASED OPTIONS (5) : 0.4%
	Total Purchased Options
	(Cost $1,352,478)	1,241,216	0.4

	Total Long-Term Investments
	(Cost $284,407,903)	300,749,588	94.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Mutual Funds: 3.6%
11,608,023	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $11,608,023)	11,608,023	3.6

	Total Short-Term Investments
	(Cost $11,608,023)	11,608,023	3.6

	Total Investments in Securities (Cost $296,015,926)	$312,357,611	97.7
	Assets in Excess of Other Liabilities	7,385,969	2.3
	Net Assets	$319,743,580	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

Currency Abbreviations:
EUR	EU Euro
NZD	New Zealand Dollar

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Purchased Options	$19,175	$1,222,041	$–	$1,241,216
Corporate Bonds/Notes	–	82,142,513	–	82,142,513
Commercial Mortgage-Backed Securities	–	4,691,431	–	4,691,431
Sovereign Bonds	–	7,543,100	–	7,543,100
Asset-Backed Securities	–	5,591,306	–	5,591,306
U.S. Government Agency Obligations	–	34,425,299	–	34,425,299
U.S. Treasury Obligations	–	165,114,723	–	165,114,723
Short-Term Investments	11,608,023	–	–	11,608,023
Total Investments, at fair value	$11,627,198	$300,730,413	$–	$312,357,611
Other Financial Instruments+
Centrally Cleared Swaps	–	8,106,708	–	8,106,708
Forward Foreign Currency Contracts	–	248,949	–	248,949
Futures	492,684	–	–	492,684
OTC Swaps	–	1,195,823	–	1,195,823
Total Assets	$12,119,882	$310,281,893	$–	$322,401,775
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(3,624,027)	$–	$(3,624,027)
Forward Foreign Currency Contracts	–	(120,225)	–	(120,225)
Futures	(394,401)	–	–	(394,401)
Written Options	(14,437)	(963,069)	–	(977,506)
Total Liabilities	$(408,838)	$(4,707,321)	$–	$(5,116,159)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,730,000	USD	3,202,345	Citibank N.A.	10/05/21	$(39,999)
USD	785,000	CNY	5,149,286	Citigroup Global Markets	12/15/21	(8,725)
USD	97,240	EUR	83,857	JPMorgan Chase Bank N.A.	11/03/21	(73)
USD	101,862	GBP	75,543	JPMorgan Chase Bank N.A.	11/03/21	(511)
USD	2,935,560	NZD	4,190,000	Morgan Stanley & Co. International PLC	10/05/21	43,009
USD	9,962,277	EUR	8,442,000	Morgan Stanley & Co. International PLC	10/05/21	183,333
EUR	2,081,000	USD	2,461,346	NatWest Markets PLC	10/05/21	(50,782)
EUR	871,000	USD	1,013,797	Standard Chartered Bank	10/05/21	(4,859)
USD	1,014,360	EUR	871,000	Standard Chartered Bank	11/03/21	4,856
NZD	4,173,000	USD	2,896,091	UBS AG	10/05/21	(15,276)
USD	128,512	EUR	108,799	UBS AG	10/05/21	2,483
USD	2,895,603	NZD	4,173,000	UBS AG	11/03/21	15,268
						$128,724

At September 30, 2021, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Sterling	90	09/21/22	$15,045,323	$(46,137)
Canadian Bankers' Acceptance	40	06/13/22	7,832,386	(1,293)
U.S. Treasury 5-Year Note	590	12/31/21	72,417,891	(346,971)
			$95,295,600	$(394,401)
Short Contracts:
90-Day Eurodollar	(13)	12/16/24	(3,197,838)	4,937

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Canadian Bankers' Acceptance	(40)	12/13/21	$(7,856,466)	$–
Euro-Bund	(5)	12/08/21	(983,551)	16,769
Euro-Buxl® 30-year German Government Bond	(6)	12/08/21	(1,413,228)	52,259
Long Gilt	(11)	12/28/21	(1,854,898)	59,818
U.S. Treasury 10-Year Note	(114)	12/21/21	(15,003,469)	178,743
U.S. Treasury 2-Year Note	(151)	12/31/21	(33,228,258)	17,801
U.S. Treasury Ultra 10-Year Note	(60)	12/21/21	(8,715,000)	150,798
U.S. Treasury Ultra Long Bond	(2)	12/21/21	(382,125)	11,559
			$(72,634,833)	$492,684

At September 30, 2021, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Quarterly	0.640%	Semi-Annual	04/21/23	CAD	5,170,000	$(6,588)	$(6,588)
Pay	3-month CAD-CDOR	Quarterly	0.790	Semi-Annual	06/22/23	CAD	3,885,000	(1,110)	(1,342)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.150)	Annual	11/16/26	EUR	1,070,000	1,733	1,733
Pay	6-month EUR-EURIBOR	Semi-Annual	0.126	Annual	09/28/31	EUR	160,000	(578)	(529)
Pay	3-month USD-LIBOR	Quarterly	0.259	Semi-Annual	03/23/23	USD	3,450,000	581	623
Pay	3-month USD-LIBOR	Quarterly	0.353	Semi-Annual	11/18/23	USD	2,610,000	(4,050)	(4,050)
Pay	3-month USD-LIBOR	Quarterly	0.438	Semi-Annual	01/25/24	USD	20,000	(31)	(31)
Pay	3-month USD-LIBOR	Quarterly	0.379	Semi-Annual	02/07/24	USD	1,560,000	(4,814)	(4,814)
Pay	3-month USD-LIBOR	Quarterly	0.397	Semi-Annual	02/08/24	USD	1,710,000	(4,721)	(4,721)
Pay	3-month USD-LIBOR	Quarterly	0.486	Semi-Annual	03/02/24	USD	800,000	(1,338)	(1,338)
Pay	3-month USD-LIBOR	Quarterly	0.460	Semi-Annual	03/07/24	USD	805,000	(1,847)	(1,847)
Pay	3-month USD-LIBOR	Quarterly	0.633	Semi-Annual	03/30/24	USD	1,550,000	734	734
Pay	3-month USD-LIBOR	Quarterly	0.592	Semi-Annual	04/20/24	USD	1,490,000	(1,556)	(1,556)
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD	3,970,000	297,942	297,942
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD	860,000	(14,654)	(14,654)
Pay	3-month USD-LIBOR	Quarterly	0.478	Semi-Annual	01/21/26	USD	360,000	(7,321)	(7,324)
Pay	3-month USD-LIBOR	Quarterly	0.930	Semi-Annual	09/17/26	USD	1,590,000	(10,643)	(10,643)
Pay	3-month USD-LIBOR	Quarterly	1.366	Semi-Annual	03/22/27	USD	490,000	3,059	3,059
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD	870,000	(28,744)	(28,744)
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD	870,000	(27,575)	(27,575)
Pay	3-month USD-LIBOR	Quarterly	1.190	Semi-Annual	07/19/27	USD	960,000	(7,790)	(7,790)
Pay	3-month USD-LIBOR	Quarterly	1.224	Semi-Annual	08/16/27	USD	320,000	(2,491)	(2,491)
Pay	3-month USD-LIBOR	Quarterly	1.051	Semi-Annual	05/15/28	USD	860,000	(13,052)	(13,052)
Pay	3-month USD-LIBOR	Quarterly	0.654	Semi-Annual	07/12/28	USD	900,000	(44,017)	(44,034)
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD	610,000	(31,653)	(31,653)
Pay	1-day Secured Overnight Financing Rate	Annual	1.109	Annual	05/15/31	USD	1,130,000	(20,187)	(20,187)
Pay	3-month USD-LIBOR	Quarterly	1.513	Semi-Annual	08/19/31	USD	60,000	(144)	(144)
Pay	1-day Secured Overnight Financing Rate	Annual	1.082	Annual	09/16/31	USD	165,000	(3,233)	(3,233)
Pay	3-month USD-LIBOR	Quarterly	1.400	Semi-Annual	09/21/31	USD	980,000	(13,359)	(13,359)
Pay	1-day Secured Overnight Financing Rate	Annual	1.123	Annual	09/22/31	USD	170,000	(2,702)	(2,702)
Pay	1-day Secured Overnight Financing Rate	Annual	1.113	Annual	09/24/31	USD	330,000	(5,593)	(5,593)
Pay	1-day Secured Overnight Financing Rate	Annual	1.115	Annual	09/24/31	USD	165,000	(2,765)	(2,765)
Pay	1-day Secured Overnight Financing Rate	Annual	1.135	Annual	09/24/31	USD	80,000	(1,187)	(1,187)
Pay	1-day Secured Overnight Financing Rate	Annual	1.432	Annual	02/15/47	USD	500,000	(16,154)	(16,154)
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD	120,000	(360)	(361)
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD	92,000	(12,741)	(12,741)
Pay	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	02/19/51	USD	220,000	1,539	1,539
Pay	3-month USD-LIBOR	Quarterly	1.905	Semi-Annual	02/22/51	USD	110,000	1,684	1,684
Pay	3-month USD-LIBOR	Quarterly	1.904	Semi-Annual	06/11/51	USD	50,000	764	764
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD	25,000	(269)	(269)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185%	Annual	01/16/30	EUR	270,000	$(3,694)	$(3,694)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.440	Annual	05/16/33	EUR	380,000	(3,376)	(3,376)
Receive	3-month USD-LIBOR	Quarterly	0.275	Semi-Annual	04/23/23	USD	4,115,000	(453)	(141)
Receive	3-month USD-LIBOR	Quarterly	0.309	Semi-Annual	06/24/23	USD	3,075,000	(87)	(164)
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD	8,275,000	(109,456)	(109,456)
Receive	3-month USD-LIBOR	Quarterly	0.518	Semi-Annual	12/30/23	USD	210,000	(152)	(152)
Receive	3-month USD-LIBOR	Quarterly	0.563	Semi-Annual	03/24/24	USD	1,610,000	1,286	1,286
Receive	3-month USD-LIBOR	Quarterly	0.602	Semi-Annual	03/25/24	USD	810,000	11	11
Receive	3-month USD-LIBOR	Quarterly	0.607	Semi-Annual	03/28/24	USD	510,000	(14)	(14)
Receive	3-month USD-LIBOR	Quarterly	0.635	Semi-Annual	03/29/24	USD	800,000	(426)	(426)
Receive	3-month USD-LIBOR	Quarterly	0.639	Semi-Annual	03/29/24	USD	1,030,000	(636)	(636)
Receive	3-month USD-LIBOR	Quarterly	0.651	Semi-Annual	03/30/24	USD	800,000	(662)	(662)
Receive	3-month USD-LIBOR	Quarterly	0.622	Semi-Annual	03/31/24	USD	440,000	(114)	(114)
Receive	3-month USD-LIBOR	Quarterly	0.729	Semi-Annual	06/21/24	USD	1,500,000	441	441
Receive	3-month USD-LIBOR	Quarterly	0.742	Semi-Annual	06/23/24	USD	10,000	1	1
Receive	3-month USD-LIBOR	Quarterly	0.767	Semi-Annual	06/28/24	USD	755,000	(168)	(168)
Receive	3-month USD-LIBOR	Quarterly	0.744	Semi-Annual	08/12/24	USD	1,800,000	3,124	3,124
Receive	3-month USD-LIBOR	Quarterly	0.782	Semi-Annual	08/15/24	USD	990,000	1,044	1,044
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD	1,180,000	7,116	7,116
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD	540,000	1,324	1,324
Receive	3-month USD-LIBOR	Quarterly	1.548	Semi-Annual	02/25/26	USD	830,000	1,238	1,238
Receive	3-month USD-LIBOR	Quarterly	1.710	Semi-Annual	03/06/26	USD	620,000	(25)	(25)
Receive	3-month USD-LIBOR	Quarterly	1.285	Semi-Annual	04/20/27	USD	610,000	(534)	(534)
Receive	3-month USD-LIBOR	Quarterly	0.512	Semi-Annual	08/17/27	USD	1,700,000	67,075	67,075
Receive	3-month USD-LIBOR	Quarterly	0.495	Semi-Annual	08/19/27	USD	150,000	6,078	6,078
Receive	3-month USD-LIBOR	Quarterly	0.845	Semi-Annual	11/15/27	USD	1,400,000	32,160	32,142
Receive	3-month USD-LIBOR	Quarterly	1.271	Semi-Annual	02/15/28	USD	1,350,000	(934)	(934)
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD	440,000	29,725	29,725
Receive	3-month USD-LIBOR	Quarterly	2.788	Semi-Annual	03/10/31	USD	522,000	(59,983)	(59,983)
Receive	3-month USD-LIBOR	Quarterly	2.504	Semi-Annual	03/20/31	USD	3,000	(67)	(67)
Receive	1-day Secured Overnight Financing Rate	Annual	1.145	Annual	09/20/31	USD	165,000	2,257	2,257
Receive	1-day Secured Overnight Financing Rate	Annual	1.150	Annual	09/20/31	USD	165,000	2,185	2,185
Receive	1-day Secured Overnight Financing Rate	Annual	1.190	Annual	09/21/31	USD	220,000	2,066	2,066
Receive	1-day Secured Overnight Financing Rate	Annual	1.198	Annual	09/21/31	USD	110,000	958	958
Receive	3-month USD-LIBOR	Quarterly	1.429	Semi-Annual	09/21/31	USD	490,000	5,334	5,334
Receive	3-month USD-LIBOR	Quarterly	1.391	Semi-Annual	09/22/31	USD	490,000	7,097	7,097
Receive	3-month USD-LIBOR	Quarterly	1.521	Semi-Annual	09/24/31	USD	990,000	2,227	2,227
Receive	1-day Secured Overnight Financing Rate	Annual	1.211	Annual	09/27/31	USD	165,000	1,275	1,275
Receive	1-day Secured Overnight Financing Rate	Annual	1.235	Annual	09/27/31	USD	165,000	895	895
Receive	1-day Secured Overnight Financing Rate	Annual	1.251	Annual	09/28/31	USD	165,000	652	652
Receive	1-day Secured Overnight Financing Rate	Annual	1.262	Annual	09/28/31	USD	165,000	468	468
Receive	1-day Secured Overnight Financing Rate	Annual	1.294	Annual	09/29/31	USD	165,000	(28)	(28)
Receive	1-day Secured Overnight Financing Rate	Annual	1.341	Annual	09/30/31	USD	165,000	(764)	(764)
Receive	1-day Secured Overnight Financing Rate	Annual	1.324	Annual	10/01/31	USD	170,000	(495)	(495)
Receive	3-month USD-LIBOR	Quarterly	1.594	Semi-Annual	02/22/32	USD	550,000	1,722	1,722
Receive	3-month USD-LIBOR	Quarterly	1.621	Semi-Annual	02/22/32	USD	275,000	160	160
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD	800,000	68,281	68,281
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD	820,000	69,647	69,647
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD	190,000	16,066	16,066
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD	300,000	9,769	9,769
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD	320,000	3,175	3,175
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD	300,000	2,600	2,600
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD	15,000	48	48
Receive	3-month USD-LIBOR	Quarterly	0.973	Semi-Annual	08/17/40	USD	150,000	20,640	20,640
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD	90,000	(272)	(272)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	1.450%	Annual	02/15/47	USD	1,840,000	$52,559	$58,242
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD	140,000	(4,018)	(4,018)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD	130,000	2,267	2,267
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD	100,000	2,037	2,037
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD	160,000	30,452	30,452
Receive	3-month USD-LIBOR	Quarterly	1.136	Semi-Annual	06/20/52	USD	160,000	28,699	28,699
Receive	3-month USD-LIBOR	Quarterly	0.881	Semi-Annual	07/12/53	USD	160,000	39,978	39,974
								$352,548	$358,282

At September 30, 2021, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.450%	At Termination Date	07/15/26	EUR	1,010,000	$(33,530)	$(33,530)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.464	At Termination Date	06/15/31	EUR	1,020,000	(57,360)	(57,360)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.534	At Termination Date	06/15/31	EUR	1,985,000	(93,092)	(93,092)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.537	At Termination Date	06/15/31	EUR	1,090,000	(50,683)	(50,683)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.503	At Termination Date	07/15/31	EUR	1,030,000	(51,962)	(51,962)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.538	At Termination Date	07/15/31	EUR	1,015,000	(46,478)	(46,478)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.612	At Termination Date	08/15/31	EUR	2,085,000	(73,111)	(73,111)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.763	At Termination Date	09/15/31	EUR	2,100,000	(27,066)	(27,066)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.793	At Termination Date	07/15/51	EUR	265,000	(34,139)	(34,139)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.886	At Termination Date	08/15/51	EUR	260,000	(20,483)	(20,483)
Pay	U.K. RPI All Items Monthly	At Termination Date	4.228	At Termination Date	09/15/26	GBP	800,000	–	–
Pay	U.K. RPI All Items Monthly	At Termination Date	3.574	At Termination Date	10/15/30	GBP	1,415,000	(144,464)	(145,898)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.510	At Termination Date	12/15/30	GBP	1,150,000	(129,086)	(129,149)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	02/15/31	GBP	1,130,000	(110,889)	(110,889)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.746	At Termination Date	04/15/31	GBP	400,000	(31,448)	(31,448)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.670	At Termination Date	06/15/31	GBP	1,462,500	(110,350)	(110,350)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP	2,025,000	(311,180)	(311,180)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP	900,000	(172,799)	(172,799)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP	800,000	(143,343)	(143,343)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.336	At Termination Date	11/15/40	GBP	310,000	(70,686)	(70,707)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.560	At Termination Date	03/15/41	GBP	330,000	(46,038)	(46,038)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP	1,560,000	(348,841)	(348,841)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP	700,000	(188,392)	(188,392)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP	600,000	(155,060)	(155,060)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.325	At Termination Date	03/01/26	USD	2,710,000	(133,367)	(133,367)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.634%	At Termination Date	06/10/26	USD	2,100,000	$(55,120)	$(55,120)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.499	At Termination Date	06/22/26	USD	1,050,000	(32,849)	(32,849)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.545	At Termination Date	06/24/26	USD	2,617,500	(74,558)	(74,558)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.581	At Termination Date	07/09/26	USD	1,050,000	(24,968)	(24,968)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.535	At Termination Date	07/12/26	USD	1,030,000	(26,481)	(26,481)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.590	At Termination Date	08/23/26	USD	2,130,000	(28,150)	(28,150)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.691	At Termination Date	09/09/26	USD	2,170,000	(9,705)	(9,705)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.848	At Termination Date	08/10/30	USD	780,000	(95,308)	(95,339)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.008	At Termination Date	09/04/30	USD	360,000	(36,537)	(36,552)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.949	At Termination Date	09/18/30	USD	625,000	(65,932)	(65,958)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.192	At Termination Date	12/31/30	USD	660,000	(49,646)	(49,673)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.329	At Termination Date	01/26/31	USD	650,000	(38,974)	(39,000)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.529	At Termination Date	07/28/31	USD	1,040,000	(20,715)	(20,715)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.565	At Termination Date	10/04/31	USD	1,410,000	–	–
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.425	At Termination Date	06/15/26	EUR	1,020,000	36,662	36,662
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.498	At Termination Date	06/15/26	EUR	1,985,000	62,293	62,293
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.435	At Termination Date	07/15/26	EUR	1,030,000	35,159	35,159
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.478	At Termination Date	07/15/26	EUR	1,015,000	31,952	31,952
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.578	At Termination Date	08/15/26	EUR	2,085,000	49,433	49,434
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.778	At Termination Date	09/15/26	EUR	2,100,000	20,592	20,592
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.530	At Termination Date	07/15/31	EUR	1,010,000	47,259	47,259
Receive	U.K. RPI All Items Monthly	At Termination Date	3.578	At Termination Date	02/15/26	GBP	1,440,000	105,163	105,163
Receive	U.K. RPI All Items Monthly	At Termination Date	3.630	At Termination Date	06/15/26	GBP	1,462,500	84,986	84,986
Receive	U.K. RPI All Items Monthly	At Termination Date	3.384	At Termination Date	12/15/30	GBP	415,000	55,387	55,364
Receive	U.K. RPI All Items Monthly	At Termination Date	3.422	At Termination Date	01/15/31	GBP	400,000	54,110	54,098
Receive	U.K. RPI All Items Monthly	At Termination Date	3.623	At Termination Date	04/15/31	GBP	560,000	55,864	55,864
Receive	U.K. RPI All Items Monthly	At Termination Date	4.010	At Termination Date	09/15/31	GBP	800,000	–	–
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP	2,025,000	198,364	198,364
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP	900,000	117,516	117,516
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP	800,000	97,687	97,687
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP	1,560,000	473,440	473,440
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP	700,000	249,539	249,539
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP	600,000	204,451	204,451

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260%	At Termination Date	05/03/23	USD	9,000,000	$235,952	$235,952
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD	12,000,000	597,447	597,447
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.339	At Termination Date	02/17/24	USD	5,300,000	222,296	222,296
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	153,064	153,064
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	161,572	161,572
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	179,140	179,140
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD	600,000	35,597	35,597
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	86,627	86,627
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	202,840	202,840
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	178,597	178,597
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD	4,500,000	294,690	294,690
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.658	At Termination Date	06/29/25	USD	3,900,000	87,282	87,282
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.783	At Termination Date	11/04/25	USD	1,300,000	102,702	102,655
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	84,096	84,096
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.300	At Termination Date	02/25/26	USD	2,790,000	140,589	140,589
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.534	At Termination Date	04/01/26	USD	16,750,000	626,531	626,531
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.600	At Termination Date	06/17/26	USD	5,495,000	147,301	147,301
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.533	At Termination Date	06/21/26	USD	1,950,000	57,985	57,985
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	33,624	33,624
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.726	At Termination Date	07/28/26	USD	1,040,000	13,050	13,050
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.774	At Termination Date	08/03/26	USD	2,915,000	25,178	25,178
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.725	At Termination Date	08/06/26	USD	3,650,000	38,217	38,217
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.687	At Termination Date	08/31/26	USD	5,050,000	29,849	29,849
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.709	At Termination Date	10/04/26	USD	1,410,000	–	–
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	1,195,000	59,915	59,915
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD	360,000	58,113	58,113
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285	At Termination Date	05/05/30	USD	4,860,000	777,664	777,664
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.983	At Termination Date	10/13/30	USD	1,430,000	141,777	141,718
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.313	At Termination Date	03/01/31	USD	2,145,000	129,332	129,332
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.468	At Termination Date	04/19/31	USD	535,000	22,156	22,156
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.520	At Termination Date	06/10/31	USD	2,100,000	63,388	63,388
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.380	At Termination Date	06/22/31	USD	1,050,000	45,440	45,440
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.430	At Termination Date	06/24/31	USD	2,617,500	97,717	97,717

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.440%	At Termination Date	07/09/31	USD	1,050,000	$34,976	$34,976
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.375	At Termination Date	07/12/31	USD	1,030,000	41,071	41,071
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.445	At Termination Date	08/23/31	USD	2,130,000	47,280	47,280
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.530	At Termination Date	09/02/31	USD	1,850,000	18,955	18,955
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.543	At Termination Date	09/09/31	USD	2,170,000	17,104	17,104
								$4,126,181	$4,124,398

At September 30, 2021, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560%	At Termination Date	01/15/23	USD	10,250,000	$767,751	$–	$767,751
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	428,072	–	428,072
									$1,195,823	$–	$1,195,823

At September 30, 2021, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	10/15/21	99.25	USD	43	10,696,788	$3,845	$269
U.S. Treasury 10-Year Note	Put	11/26/21	133.00	USD	11	1,447,703	10,673	18,906
							$14,518	$19,175

At September 30, 2021, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
U.S. Treasury 10-Year Note	Put	11/26/21	131.00	USD	22	USD	2,895,406	$8,560	$(14,094)
U.S. Treasury 10-Year Note	Call	11/26/21	136.00	USD	11	USD	1,447,703	3,077	(343)
								$11,637	$(14,437)

At September 30, 2021, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	$39,215	$90,733

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	$40,205	$93,068
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	23,788
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	24,218
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	64,138
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD	550,000	28,889	14,383
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	11,918
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	10,362
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	1,073
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD	360,000	19,422	4,680
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD	255,000	13,668	6,363
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.550%	3-month USD-LIBOR	07/29/24	USD	750,000	27,225	19,545
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	2.602%	3-month USD-LIBOR	04/07/26	USD	620,000	34,689	49,292
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	13,796	5,408
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.675%	3-month USD-LIBOR	07/22/24	USD	490,000	21,756	14,863
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.970%	3-month USD-LIBOR	06/24/24	USD	420,000	19,194	17,873
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.000%	3-month USD-LIBOR	06/28/24	USD	420,000	18,501	18,486
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	23,497
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	21,455
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.680%	3-month USD-LIBOR	08/02/24	USD	490,000	21,970	15,000
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	23,582
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.305%	3-month USD-LIBOR	03/28/22	USD	2,450,000	22,877	26,041
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.200%	3-month USD-LIBOR	04/28/22	USD	3,320,000	32,503	25,748
Call on 5-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	1.525%	3-month USD-LIBOR	04/05/22	USD	1,210,000	17,636	21,846
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.385%	3-month USD-LIBOR	04/08/22	USD	2,360,000	35,211	30,809
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	94,254	68
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD	960,000	22,728	9,616
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	12,709
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	12,335
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	7,001
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	6,876
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	19,882
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD	550,000	28,889	41,419
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	4,800

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	$5,778	$3,360
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	369
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD	360,000	19,422	42,025
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD	255,000	13,668	20,778
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.800%	3-month USD-LIBOR	08/05/24	USD	1,080,000	42,552	57,877
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	2.602%	3-month USD-LIBOR	04/07/26	USD	620,000	34,689	21,588
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	13,796	22,995
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.675%	3-month USD-LIBOR	07/22/24	USD	490,000	21,756	29,220
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.970%	3-month USD-LIBOR	06/24/24	USD	420,000	19,194	18,718
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	2.000%	3-month USD-LIBOR	06/28/24	USD	420,000	18,501	18,234
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD	950,000	25,650	9,287
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	9,124
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	7,374
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.680%	3-month USD-LIBOR	08/02/24	USD	490,000	21,970	29,255
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	24,150
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	24,300
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	7,078
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	6,068
Put on 5-Year Interest Rate Swap(4)	Barclays Bank PLC	Pay	-0.150%	6-month EUR-EURIBOR	11/15/21	EUR	2,130,000	15,204	4,401
Put on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.250%	3-month USD-LIBOR	07/15/22	USD	3,630,000	43,016	51,778
Put on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.305%	3-month USD-LIBOR	03/28/22	USD	2,450,000	22,877	19,080
Put on 5-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.525%	3-month USD-LIBOR	04/05/22	USD	1,210,000	17,636	5,833
Put on 5-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.385%	3-month USD-LIBOR	04/08/22	USD	2,360,000	34,236	16,274
								$1,337,960	$1,222,041

At September 30, 2021, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	$37,135	$(75,593)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.248%	3-month USD-LIBOR	01/27/22	USD	600,000	14,130	(2,549)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.438%	3-month USD-LIBOR	01/09/23	USD	870,000	28,362	(14,084)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	1.620%	3-month USD-LIBOR	02/18/22	USD	580,000	15,384	(9,859)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.012%	3-month USD-LIBOR	03/01/23	USD	900,000	34,290	(38,229)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.254%	3-month USD-LIBOR	12/30/22	USD	470,000	$15,498	$(5,192)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(784)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.000%	3-month USD-LIBOR	11/04/21	USD	1,080,000	5,400	(84)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.000%	3-month USD-LIBOR	01/27/22	USD	660,000	9,042	(1,030)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.064%	3-month USD-LIBOR	10/11/22	USD	460,000	15,473	(2,897)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.300%	3-month USD-LIBOR	11/12/21	USD	1,130,000	11,159	(1,789)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.233%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(4,435)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.245%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(4,553)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.775%	3-month USD-LIBOR	10/14/21	USD	540,000	11,569	(11,436)
Call on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.400%	3-month USD-LIBOR	06/07/22	USD	775,000	7,363	(8,860)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	1.525%	3-month USD-LIBOR	09/01/22	USD	1,310,000	34,764	(22,545)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.518%	3-month USD-LIBOR	03/03/22	USD	3,045,000	8,869	(4,511)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.508%	3-month USD-LIBOR	03/01/22	USD	5,910,000	18,543	(8,293)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.562%	3-month USD-LIBOR	03/21/22	USD	3,045,000	10,239	(5,768)
Call on 2-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.568%	3-month USD-LIBOR	03/23/22	USD	5,960,000	19,370	(11,658)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.405%	3-month USD-LIBOR	02/23/22	USD	4,490,000	10,978	(2,849)
Call on 2-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	0.485%	3-month USD-LIBOR	03/02/22	USD	4,445,000	12,779	(5,352)
Call on 2-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.508%	3-month USD-LIBOR	01/10/22	USD	6,630,000	19,669	(10,258)
Call on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.000%	3-month USD-LIBOR	09/30/24	USD	220,000	22,825	(23,592)
Call on 30-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.848%	3-month USD-LIBOR	09/17/24	USD	310,000	32,318	(27,851)
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.900%	3-month USD-LIBOR	04/22/22	USD	1,660,000	8,632	(4,326)
Call on 5-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.900%	3-month USD-LIBOR	04/28/22	USD	4,990,000	22,284	(13,155)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(22,526)
Put on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.700%	6-month EUR-EURIBOR	05/15/23	EUR	1,070,000	28,654	(17,599)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.248%	3-month USD-LIBOR	01/27/22	USD	600,000	14,130	(23,302)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.438%	3-month USD-LIBOR	01/09/23	USD	870,000	28,362	(43,713)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.620%	3-month USD-LIBOR	02/18/22	USD	580,000	15,384	(10,252)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.012%	3-month USD-LIBOR	03/01/23	USD	900,000	34,290	(22,878)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD	900,000	20,644	(2,454)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD	890,000	20,692	(2,187)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(5,697)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD	960,000	11,568	(4,000)
Put on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD	960,000	5,712	(1,773)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	1.254%	3-month USD-LIBOR	12/30/22	USD	470,000	$15,498	$(29,105)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(48,785)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.064%	3-month USD-LIBOR	10/11/22	USD	460,000	15,473	(32,705)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.500%	3-month USD-LIBOR	11/12/21	USD	1,130,000	13,560	(14,670)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.500%	3-month USD-LIBOR	01/27/22	USD	660,000	9,042	(14,351)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD	600,000	10,950	(11,643)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.233%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(26,759)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.245%	3-month USD-LIBOR	12/16/22	USD	427,500	13,979	(26,380)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.775%	3-month USD-LIBOR	10/14/21	USD	540,000	11,569	(217)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.400%	3-month USD-LIBOR	06/07/22	USD	775,000	8,680	(4,297)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD	950,000	13,015	(3,837)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD	950,000	6,222	(1,694)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	1.525%	3-month USD-LIBOR	09/01/22	USD	1,310,000	34,764	(48,607)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(34,490)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(14,453)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(14,566)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(8,754)
Put on 10-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(8,835)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	0.518%	3-month USD-LIBOR	03/03/22	USD	3,045,000	8,869	(7,949)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	0.562%	3-month USD-LIBOR	03/21/22	USD	3,045,000	10,239	(8,134)
Put on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	0.500%	3-month USD-LIBOR	12/06/21	USD	2,500,000	2,000	(1,691)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.450%	3-month USD-LIBOR	12/10/21	USD	2,482,000	2,085	(2,878)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.500%	3-month USD-LIBOR	01/19/22	USD	1,770,000	3,328	(2,934)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.508%	3-month USD-LIBOR	03/01/22	USD	5,910,000	18,543	(15,661)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.568%	3-month USD-LIBOR	03/23/22	USD	5,960,000	19,370	(15,818)
Put on 2-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	0.750%	3-month USD-LIBOR	02/25/22	USD	4,490,000	10,566	(4,362)
Put on 2-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.485%	3-month USD-LIBOR	03/02/22	USD	4,445,000	12,779	(12,934)
Put on 2-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	0.508%	3-month USD-LIBOR	01/10/22	USD	6,630,000	18,640	(9,071)
Put on 30-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	09/30/24	USD	220,000	22,825	(22,500)
Put on 30-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	1.848%	3-month USD-LIBOR	09/17/24	USD	310,000	32,318	(37,076)
								$1,217,434	$(963,069)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $298,209,847.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,677,897
Gross Unrealized Depreciation	(5,240,919)
Net Unrealized Appreciation	$22,436,978